Revenues - Contract Balances (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Beginning balance	$ 18,000	$ 18,000	$ 18,000	$ 11,700	$ 6,186
Additions to unbilled accounts receivable	11,241	23,684	43,901	30,308	8,516
Unbilled accounts receivable recognized in trade receivables	(10,833)	(20,016)	(37,413)	(24,062)	(3,002)
Unbilled accounts receivable recognized in trade receivables	52	108	(175)	54
Ending balance	18,460	21,776	24,313	18,000	11,700
Contract With Customer, Liability, Current [Abstract]
Beginning balance	3,101	3,101	3,101	3,476	5,480
Contract With Customer, Liability, Current, Amounts Collected		515	4,486	996	20
Reclassification from long-term to short-term	672	1,344	2,016	2,837	3,080
Reclassification to revenue as a result of performance obligations satisfied	(731)	(2,008)	(6,471)	(4,208)	(5,104)
Ending balance	3,042	2,952	3,132	3,101	3,476
Contract With Customer, Liability, Noncurrent [Abstract]
Beginning balance	10,760	10,760	10,760	13,901	11,291
Contract With Customer, Liability, Noncurrent, Amounts Collected				37	5,690
Contract With Customer, Liability, Noncurrent, Foreign Currency Translation Adjustment	(83)	(64)	73	(341)
Reclassification from long-term to short-term	(672)	(1,344)	(2,016)	(2,837)	(3,080)
Ending balance	$ 10,171	$ 9,480	$ 8,671	$ 10,760	$ 13,901